Income Taxes - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2016 INR (₨) ₨ / shares	Mar. 31, 2018 USD ($)
Disclosure of income tax expense [line items]
Reversal of provisions pertaining to earlier periods	₨ 380	₨ 593	₨ 1,337
Deferred tax asset of unused tax losses not recognized	3,756	4,238
Tax loss carry-forwards	14,510	13,581
Tax loss carry-forwards not currently subject to expiration dates	6,223	5,371
Tax loss carry-forwards expires in various years	₨ 8,287	8,210
Tax loss carry-forwards expiration period	2037
Deferred tax asset of unused tax losses recognized	₨ 6,908	3,098		$ 106
Minimum alternate tax	74	1,520
Decrease of current tax expense due to tax holidays	₨ 11,635	₨ 11,958	₨ 12,754
Tax incentives per share | ₨ / shares	₨ 2.45	₨ 2.46	₨ 2.60
Deferred tax liabilities on cumulative earnings of subsidiaries	₨ 51,432	₨ 46,905
Branch profit tax percentage	15.00%
Unused tax losses [member]
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses recognized	₨ 5,287	₨ 5,513